Note 13 - Related Party Transactions and Balances (Details Textual) - CAD ($)		12 Months Ended
	Aug. 01, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Payments to related party services		$ 3,099,570	$ 2,333,535	$ 1,513,373
Hawk Mountain Resources Ltd. [member]
Statement Line Items [Line Items]
Payments to related party services				193,333
Almadex [member]
Statement Line Items [Line Items]
Recovered administrative expenses from a spin off arrangement	30.00%
Administrative income from fees incurred during spin off		499,798	464,498	181,405
Amounts receivable, related party transactions		195,551	149,429
Almadex [member] | Drill equipment [member]
Statement Line Items [Line Items]
Outstanding commitments made on behalf of entity, related party transactions		153,038	63,429
Company controlled by a director [member]
Statement Line Items [Line Items]
Payments to related party services				1,200
Chairman's daughter [member]
Statement Line Items [Line Items]
Related party, salary contracted		$ 43,800	$ 38,800	$ 43,225